Income Taxes - Major Components of Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current income tax expense	$ 41	$ 36
Deferred income tax expense	141	254
Total income tax expense	$ 182	$ 290